Expenses by nature	12 Months Ended
Mar. 31, 2023
Text Blocks Abstract
Expenses by nature

25. Expenses by nature

	Year ended March 31,
	2021		2022		2023
Employee compensation	₹	332,371	₹	450,075	₹	537,644
Sub-contracting and technical fees		83,609		108,589		115,247
Cost of hardware and software		7,684		6,431		6,627
Travel		5,258		7,320		14,445
Facility expenses (1)		11,178		11,990		13,492
Software license expense for internal use (1)		9,077		13,279		18,717
Depreciation, amortization and impairment (2)		27,656		30,911		33,402
Communication		6,069		5,760		5,911
Legal and professional fees (3)		7,956		15,026		13,288
Rates, taxes and insurance		3,475		4,548		5,905
Marketing and brand building		1,011		2,010		2,951
Lifetime expected credit loss/ (write-back)		1,506		(797)		(604)
Miscellaneous expenses (3)		2,441		2,047		2,717
Total cost of revenues, selling and marketing expenses and general and administrative expenses	₹	499,291	₹	657,189	₹	769,742

(1)
Software license expense for internal use has been reclassified from Facility expenses to a separate nature of expense for the year ended March 31, 2023. Previous period figures have been reclassified accordingly.
(2)
Depreciation, amortization, and impairment includes an impairment charge on certain software platforms, capital work-in-progress, property, plant and equipment and intangible assets amounting to ₹ 2,418, ₹ Nil and ₹ 1,816, for the years ended March 31, 2021, 2022 and 2023, respectively. (Refer to Note 6)
(3)
Staff recruitment expense has been reclassified from Miscellaneous expenses to Legal and Professional fees for the year ended March 31, 2023. Previous period figures have been reclassified accordingly. Miscellaneous expenses for the year ended March 31, 2021, includes an amount of ₹ 991 towards COVID-19 contributions.